Commitments and Contingencies (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Other current liabilities	$ 1,779	$ 2,204
Other long-term liabilities	3,857	2,208
Total lease liabilities	$ 5,636	$ 4,412